INCOME AND EXPENSES ITEMS - Summary of Other Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Other operating expenses – others	$ 12	$ 0	$ 3
Total other operating expenses	$ 12	$ 0	$ 3